SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 20, 2023	Jul. 16, 2020
Related Party Transaction [Line Items]
Funded loans payable				$ 405,314
Debt interest rate	12.00%			8.00%	3.75%
Debt unamortized discount and issuance costs		$ 1,187	$ 11,380
Debt amount net of unamortized discount and issuance costs	896,078	969,693	555,314
Related Party [Member]
Related Party Transaction [Line Items]
Funded loans payable	123,650	123,650	151,150
Debt unamortized discount and issuance costs			(3,062)
Debt amount net of unamortized discount and issuance costs	123,650	123,650	148,088
Two Director [Member]
Related Party Transaction [Line Items]
Funded loans payable	$ 103,400	$ 103,400	130,900
Debt interest rate	24.00%	24.00%
Debt maturity year	2023	2023
Director [Member]
Related Party Transaction [Line Items]
Funded loans payable	$ 20,250	$ 20,250	$ 20,250
Debt interest rate	24.00%	24.00%
Debt maturity year	2025	2025